Derivative financial instruments and hedging activities - Maturity Analysis of notional Amounts and Average Rates of hedging Instruments (Detail) $ in Millions	Oct. 31, 2019 CAD ($) Members	Oct. 31, 2018 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 20,629,076	$ 17,877,454
Under 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,850,960	8,854,687
1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	7,579,943	5,706,664
Over 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,198,173	3,316,103
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	2	311
Carrying amount, Liabilities	187	4
Derivative notional amount	$ 28,973	$ 19,964
Weighted average fixed interest rate	2.20%	2.30%
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 144	$ 93
Derivative notional amount	$ 73,429	$ 70,036
Weighted average fixed interest rate	1.70%	1.80%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 4,625	$ 2,518
Weighted average fixed interest rate	1.90%	1.10%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 16,003	$ 14,946
Weighted average fixed interest rate	1.70%	1.60%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 20,439	$ 12,778
Weighted average fixed interest rate	2.20%	2.40%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 48,361	$ 47,658
Weighted average fixed interest rate	1.80%	1.80%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 3,909	$ 4,668
Weighted average fixed interest rate	2.70%	2.80%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 9,065	$ 7,432
Weighted average fixed interest rate	1.80%	1.80%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 30,752	$ 27,106
Weighted average fixed interest rate	2.10%	2.30%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 59,613	$ 44,234
Weighted average fixed interest rate	2.00%	2.00%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 17,327	$ 12,686
Weighted average fixed interest rate	2.10%	2.20%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 200	$ 2,000
Weighted average fixed interest rate	2.60%	2.10%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 11,729	$ 12,805
Weighted average fixed interest rate	2.00%	2.40%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 54,610	$ 38,256
Weighted average fixed interest rate	1.90%	1.90%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 1,696	$ 1,615
Weighted average fixed interest rate	2.60%	2.70%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 4,803	$ 3,978
Weighted average fixed interest rate	2.40%	2.50%
Cash flow hedges [member] | Foreign exchange risk [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 2	$ 12
Carrying amount, Liabilities	526	368
Derivative notional amount	$ 3,088	$ 3,457
Weighted average CAD-CHF exchange rate		1.27
Weighted average CAD-EUR exchange rate	1.52	1.52
Weighted average USD-EUR exchange rate	1.33	1.33
Cash flow hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 2,937	$ 326
Weighted average CAD-CHF exchange rate		1.27
Weighted average USD-EUR exchange rate	1.33
Cash flow hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 63	$ 2,978
Weighted average CAD-EUR exchange rate	1.48
Weighted average USD-EUR exchange rate		1.33
Cash flow hedges [member] | Foreign exchange risk [member] | Over 5 years [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 88	$ 153
Weighted average CAD-EUR exchange rate	1.55	1.52
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Liabilities	$ 27,859	$ 25,043
Derivative notional amount	$ 27,688	$ 25,565
Weighted average CAD-USD exchange rate	1.30	1.27
Weighted average CAD-EUR exchange rate	1.51	1.53
Weighted average CAD-GBP exchange rate	1.69	1.73
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 52	$ 13
Carrying amount, Liabilities	70	28
Derivative notional amount	$ 5,355	$ 3,372
Weighted average CAD-USD exchange rate	1.33	1.31
Weighted average CAD-EUR exchange rate	1.47	1.49
Weighted average CAD-GBP exchange rate	1.67	1.68
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 8,701	$ 3,457
Weighted average CAD-USD exchange rate	1.31	1.20
Weighted average CAD-GBP exchange rate		1.91
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 5,355	$ 3,372
Weighted average CAD-USD exchange rate	1.33	1.31
Weighted average CAD-EUR exchange rate	1.47	1.49
Weighted average CAD-GBP exchange rate	1.67	1.68
Net investment hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 14,843	$ 18,233
Weighted average CAD-USD exchange rate	1.29	1.28
Weighted average CAD-GBP exchange rate	1.69	1.69
Net investment hedges [member] | Foreign exchange risk [member] | Over 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 4,144	$ 3,875
Weighted average CAD-USD exchange rate	1.31	1.31
Weighted average CAD-EUR exchange rate	1.51	1.53